SUBSEQUENT EVENTS - Schedule of Annual Amortization (Details) - Athena Technology Solutions Holdings, LLC	Mar. 31, 2026
Subsequent Event [Line Items]
Year 1	2.50%
Year 2	2.50%
Year 3	7.50%
Year 4	7.50%
Year 5	10.00%